SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

Deutsche Capital Growth Fund
Deutsche Core Equity Fund
Deutsche CROCI® International Fund
Deutsche European Equity Fund
Deutsche Floating Rate Fund
Deutsche Global Growth Fund
Deutsche International Value Fund

The following information replaces the disclosure in Part I: APPENDIX I-J – ADDITIONAL INFORMATION in the each fund’s Statement of Additional Information:

Fund	Class	CUSIP Number
Deutsche Capital Growth Fund	Class A	25157M109
Fiscal Year End: 9/30	Class B	25157M208
	Class C	25157M307
	Class R	25157M851
	Class R6	25157M620
	Class S	25157M406
	Institutional Class	25157M760
Deutsche Core Equity Fund	Class A	25157M729
Fiscal Year End: 9/30	Class B	25157M653
	Class C	25157M661
	Class R	25157M646
	Class R6	25157M612
	Class S	25157M679
	Institutional Class	25157M687
Deutsche CROCI® International Fund	Class A	25156G673
Fiscal Year End: 8/31	Class B	25156G681
	Class C	25156G699
	Class R6	25156G582
	Class S	25156G715
	Institutional Class	25156G731
Deutsche European Equity Fund	Class A	25156A684
Fiscal Year End: 8/31	Class C	25156A676
	Class S	25156A650
	Institutional Class	25156A668
Deutsche Floating Rate Fund	Class A	25157W602
Fiscal Year End: 5/31	Class C	25157W701
	Class S	25157W883
	Class R6	25157W875
	Institutional Class	25157W800
Deutsche Global Growth Fund	Class A	25156A775
Fiscal Year End: 8/31	Class B	25156A791
	Class C	25156A817
	Class R	25156A825

	Class S	25156A833
	Institutional Class	25156A700
Deutsche International Value Fund	Class A	25156G822
Fiscal Year End: 8/31	Class C	25156G830
	Class S	25156G855
	Institutional Class	25156G848

Please Retain This Supplement for Future Reference

March 31, 2015
SAISTKR-200